Note 21 - Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Quarterly Financial Information [Text Block]
Note 21 –	Selected Quarterly Financial Data (Unaudited)

The following tables contain unaudited statement of operations information for each quarter of
2018
and
2017.
The operating results for any quarter are
not
necessarily indicative of results for any future period.

2018 Quarters Ended:
(in thousands, except per share data)	Mar. 31	June 30	Sept. 30	Dec. 31	Total Year
Revenues:
Grant revenue	$-	$695	$70	$-	$765
License revenue with affiliate	204	356	159	304	1,023
Total revenues	204	1,051	229	304	1,788
Expenses:
Research and development	3,118	2,879	2,197	2,368	10,562
Selling, general and administrative	1,926	1,208	1,500	2,787	7,421
Total expenses	5,044	4,087	3,697	5,155	17,983
Operating loss	(4,840)	(3,036)	(3,468)	(4,851)	(16,195)
Other income / (expense), net	328	(16)	(459)	(4,191)	(4,338)
Net (loss) / income	$(4,512)	$(3,052)	$(3,927)	$(9,042)	$(20,533)
AEROSURF warrant dividend	-	-	-	(12,505)	(12,505)
Deemed dividend on preferred stock	-	-	-	(1,718)	(1,718)
Net (loss) / income attributable to common shareholders	$(4,512)	$(3,052)	$(3,927)	$(23,265)	$(34,756)
Net (loss) / income per common share - basic	$(1.40)	$(0.81)	$(1.04)	$(3.24)	$(7.74)
Net (loss) / income per common share - diluted	$(1.40)	$(0.81)	$(1.04)	$(3.24)	$(7.74)
Weighted average number of common shares outstanding - basic	3,227	3,751	3,769	7,191	4,493
Weighted average number of common shares outstanding - diluted	3,227	3,751	3,769	7,191	4,493

2017 Quarters Ended:
(in thousands, except per share data)	Mar. 31	June 30	Sept. 30	Dec. 31	Total Year
Revenues:
Grant revenue	$219	$1,147	$17	$-	$1,383
License revenue with affiliate	-	-	-	102	102
Total revenues	219	1,147	17	102	1,485
Expenses:
Research and development	6,413	5,483	3,062	2,418	17,376
Selling, general and administrative	1,922	1,804	1,749	1,182	6,657
Total expenses	8,335	7,287	4,811	3,600	24,033
Operating loss	(8,116)	(6,140)	(4,794)	(3,498)	(22,548)
Other income / (expense), net	(608)	(612)	(649)	5,971	4,102
Net (loss) / income	$(8,724)	$(6,752)	$(5,443)	$2,473	$(18,446)
Deemed dividend on preferred stock	(3,604)	(532)	(2,234)	-	(6,370)
Net (loss) / income attributable to common shareholders	$(12,328)	$(7,284)	$(7,677)	$2,473	$(24,816)
Net (loss) / income per common share - basic	$(27.40)	$(14.37)	$(10.53)	$1.03	$(24.14)
Net (loss) / income per common share - diluted	$(27.40)	$(14.37)	$(10.53)	$0.97	$(24.14)
Weighted average number of common shares outstanding - basic	450	507	729	2,405	1,028
Weighted average number of common shares outstanding - diluted	450	507	729	2,540	1,028

F-
33